Net Income (Loss) per Common Share - Reconciliation of Weighted Average Common Shares Used in Calculation of Basic and Diluted EPS (Detail) - shares shares in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014
Reconciliation of weighted average common shares used in calculation of basic and diluted EPS
Weighted average shares for basic EPS	99,163	98,032	98,677	97,963
Dilutive effect of options, warrants, and RSUs	3,815	2,727		2,803
Weighted average shares for diluted EPS	102,978	100,759	98,677	100,766